Securities	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Securities
Note 3: Securities
Securities are divided into five types, each with a different purpose and accounting treatment. The types of securities we hold are as follows:
Trading securities
are securities purchased for resale over a short period of time. Trading securities are recorded at FVTPL. Transaction costs and changes in fair value are recorded in our Consolidated Statement of Income in trading revenues (losses).
Fair value through profit or loss securities
are measured at fair value, with changes in fair value and related transaction costs recorded in our Consolidated Statement of Income in securities gains, other than trading, except as noted below. This category includes the following:
Securities Designated at FVTPL
In order to qualify for this designation, the security must have a reliably measurable fair value, and the designation eliminates or significantly reduces the inconsistent treatment that would otherwise arise from measuring the gains and losses on a different basis. Securities must be designated on initial recognition, and the designation is irrevocable. If these securities were not designated at FVTPL, they would be accounted for at either FVOCI or amortized cost.
We designate certain securities held by our insurance subsidiaries that support our insurance and investment contract liabilities at FVTPL, since the changes in financial variables used to calculate insurance and investment contract liabilities are recorded through our Consolidated Statement of Income in each period. This designation aligns the accounting result with the way the portfolio is managed in order to reduce an accounting mismatch with respect to unrealized gains and losses, as the change in fair value of the securities, investment contract liabilities designated at fair value and the impact of the change in discount rates and financial assumptions on insurance contract liabilities are all recorded through the Consolidated Statement of Income in non-interest revenue, insurance investment results. These securities had a fair value of
$
12,214 million as at October 31, 2024 ($10,003
million as at October 31, 2023). The maximum exposure to credit risk from securities designated at FVTPL is the carrying value of these securities.
Securities Mandatorily Measured at FVTPL
Securities managed on a fair value basis, but not held for trading, or debt securities with cash flows that do not represent solely payments of principal and interest, and equity securities not held for trading or designated at FVOCI, are classified as FVTPL. The fair value of these investments of $6,850 million as at October 31, 2024 ($6,730 million as at October 31, 2023) is recorded in securities in our Consolidated Balance Sheet.
Investments in Low Income Housing Tax Credit (LIHTC) entities are included in this balance as they are classified as FVTPL, with both changes in fair value of the investments and the benefit of tax credits received recorded in non-interest
revenue, securities gains, other than trading. The fair value of these investments was $900 million as at October 31, 2024 ($808 million as at October 31, 2023).
Debt securities at FVOCI
are debt securities purchased with the objective of both collecting contractual cash flows and selling the securities. The securities’ cash flows represent solely payments of principal and interest. These securities may be sold in response to, or in anticipation of, changes in interest rates and any resulting prepayment risk, changes in credit risk, changes in foreign currency risk or changes in funding sources or terms, or in order to meet liquidity needs.
Debt securities measured at FVOCI are initially recorded at fair value plus transaction costs. They are subsequently measured at fair value, with unrealized gains and losses recorded in our Consolidated Statement of Comprehensive Income until the security is sold or impaired. Gains and losses on disposal and impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned is recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities, using the effective interest method.
Equity securities at FVOCI
are equity securities for which we have elected to record changes in the fair value of the instrument in other comprehensive income as opposed to FVTPL. Gains or losses recorded on these instruments will never be recognized in profit or loss. Equity securities measured at FVOCI are not subject to an impairment assessment.
Debt securities at amortized cost
are debt securities purchased or originated with the objective of collecting contractual cash flows, and those cash flows represent solely payments of principal and interest. These securities are initially recorded at fair value plus transaction costs and are subsequently measured at amortized cost, using the effective interest method. Impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned and amortization of premiums, discounts and transaction costs are recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities.
We account for all of our securities transactions using trade date accounting in our Consolidated Balance Sheet.
Impairment Review
Debt securities at amortized cost or FVOCI are assessed for impairment using the ECL model, with the exception of those determined to have low credit risk, where the ACL is measured at an amount equal to
12-month
ECL. A debt security is considered to have low credit risk if it has a low risk of default, and if the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations. All of our debt securities have a credit risk rating of investment grade.
Debt securities at amortized cost totalling $115,188 million as at October 31, 2024 ($116,814 million as at October 31, 2023) are net of allowances for credit losses of $3 million as at October 31, 2024 ($3 million as at October 31, 2023).
Debt securities at FVOCI totalling $93,702 million as at October 31, 2024 ($62,819 million as at October 31, 2023) are net of allowances for credit losses of $4 million as at October 31, 2024 ($3 million as at October 31, 2023).
Fair Value Measurement
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Where market quotes are not available, we use estimation techniques to determine fair value. Additional information regarding fair value measurement techniques is included in Note 18.

Remaining Term to Maturity of Securities
The following table shows the remaining terms to maturity of securities:

(Canadian $ in millions, except as noted)	Term to maturity						2024	2023
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$620	$1,353	$1,933	$1,664	$4,466	$–	$10,036	$11,370
Canadian provincial and municipal governments	1,983	460	760	944	3,438	–	7,585	7,170
U.S. federal government	896	8,123	1,933	5,709	7,587	–	24,248	20,132
U.S. states, municipalities and agencies	4	52	35	269	205	–	565	279
Other governments	719	1,206	1,185	569	170	–	3,849	2,540
NHA MBS, U.S. agency MBS and CMO (1)	427	451	898	1,089	38,130	–	40,995	21,517
Corporate debt	1,590	3,283	4,234	3,936	2,147	–	15,190	11,933
Trading loans	–	66	195	214	–	–	475	450
Corporate equity	–	–	–	–	–	65,983	65,983	48,327
Total trading securities	6,239	14,994	11,173	14,394	56,143	65,983	168,926	123,718
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	276	7	–	11	109	–	403	216
Canadian provincial and municipal governments	2	10	34	113	1,419	–	1,578	1,166
U.S. federal government	5	–	–	–	1,522	–	1,527	2,088
Other governments	25	–	–	–	–	–	25	48
NHA MBS, U.S. agency MBS and CMO (1)	–	–	13	8	–	–	21	19
Corporate debt	143	270	355	1,012	7,000	–	8,780	7,362
Corporate equity	–	–	–	–	–	6,730	6,730	5,834
Total FVTPL securities	451	287	402	1,144	10,050	6,730	19,064	16,733
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	12,552	5,951	10,703	4,686	–	–	33,892	20,579
Fair value	12,571	5,975	10,861	4,770	–	–	34,177	20,100
Yield (%)	3.48	2.95	3.55	2.93	–	–	3.33	3.05
Canadian provincial and municipal governments
Amortized cost	665	496	2,265	2,496	17	–	5,939	5,281
Fair value	666	496	2,286	2,533	15	–	5,996	5,055
Yield (%)	3.29	3.08	4.01	3.45	4.19	–	3.61	3.23
U.S. federal government
Amortized cost	1,423	1,750	4,344	9,516	–	–	17,033	6,245
Fair value	1,422	1,743	4,283	9,517	–	–	16,965	5,880
Yield (%)	4.00	4.00	3.83	4.19	–	–	4.06	3.77
U.S. states, municipalities and agencies
Amortized cost	423	652	714	2,789	547	–	5,125	5,486
Fair value	420	640	702	2,766	540	–	5,068	5,301
Yield (%)	2.22	2.56	3.36	4.59	5.32	–	4.04	4.22
Other governments
Amortized cost	3,912	616	1,115	–	–	–	5,643	7,064
Fair value	3,918	614	1,124	–	–	–	5,656	6,969
Yield (%)	2.87	3.42	4.00	–	–	–	3.15	3.11
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	58	1,381	7,390	4,396	8,345	–	21,570	16,421
Fair value	58	1,373	7,360	4,356	8,146	–	21,293	15,765
Yield (%)	0.85	2.79	4.44	3.66	3.81	–	3.92	4.76
Corporate debt
Amortized cost	1,748	581	492	1,473	97	–	4,391	3,676
Fair value	1,733	579	497	1,470	91	–	4,370	3,589
Yield (%)	2.35	4.24	3.45	2.00	5.32	–	2.67	5.43
Corporate equity
Cost	–	–	–	–	–	135	135	129
Fair value	–	–	–	–	–	177	177	160
Total cost or amortized cost	20,781	11,427	27,023	25,356	9,006	135	93,728	64,881
Total fair value	20,788	11,420	27,113	25,412	8,792	177	93,702	62,819
Yield (%)	3.27	3.16	3.89	3.71	3.92	–	3.61	3.80
Amortized Cost Securities (2)
Issued or guaranteed by:
Canadian federal government
Amortized cost	1,056	1,276	97	36	–	–	2,465	4,908
Fair value	1,014	1,259	96	34	–	–	2,403	4,905
Yield (%)	1.79	1.72	2.71	2.83	–	–	1.81	1.83
Canadian provincial and municipal governments
Amortized cost	1,699	1,523	952	314	–	–	4,488	4,613
Fair value	1,621	1,392	890	313	–	–	4,216	4,605
Yield (%)	1.90	2.52	2.73	3.20	–	–	2.38	2.26
U.S. federal government
Amortized cost	13,237	15,145	14,670	8,587	3,782	–	55,421	56,878
Fair value	13,023	14,521	13,444	7,421	2,910	–	51,319	51,063
Yield (%)	1.40	1.30	1.58	1.56	2.04	–	1.49	1.50
U.S. states, municipalities and agencies
Amortized cost	–	–	–	182	–	–	182	190
Fair value	–	–	–	180	–	–	180	179
Yield (%)	–	–	–	4.65	–	–	4.65	4.66
Other governments
Amortized cost	289	378	14	–	–	–	681	948
Fair value	283	378	14	–	–	–	675	779
Yield (%)	0.91	2.51	0.86	–	–	–	1.80	1.82
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	971	3,280	2,179	1,502	34,841	–	42,773	47,590
Fair value	934	3,148	2,072	1,348	31,117	–	38,619	41,134
Yield (%)	1.13	1.64	2.08	1.99	2.77	–	2.58	2.61
Corporate debt
Amortized cost	335	1,034	102	42	7,665	–	9,178	1,687
Fair value	331	972	105	40	7,601	–	9,049	1,506
Yield (%)	1.55	2.49	2.68	1.02	5.03	–	4.57	1.80
Total carrying value	17,587	22,636	18,014	10,663	46,288	–	115,188	116,814
Total fair value	17,206	21,670	16,621	9,336	41,628	–	106,461	104,171
Yield (%)	1.45	1.53	1.72	1.72	3.09	–	2.19	2.01
Total carrying value of securities	45,065	49,337	56,702	51,613	121,273	72,890	396,880	320,084
Total by Currency (Canadian $ equivalent)
Canadian dollar	21,661	14,764	17,213	12,539	17,759	27,434	111,370	98,301
U.S. dollar	19,843	34,105	38,834	38,760	103,301	43,715	278,558	215,990
Other currencies	3,561	468	655	314	213	1,741	6,952	5,793
Total securities	$45,065	$49,337	$56,702	$51,613	$121,273	$72,890	$396,880	$320,084

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

(2)	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Yields in the table above are calculated using the cost of the security and the contractual interest rate associated with each security, adjusted for any amortization of premiums and discounts. Tax effects are not taken into consideration. The terms to maturity included in the table above are based on the contractual maturity dates of the securities. Actual maturities could differ, as issuers may have the right to call or prepay obligations.
Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Unrealized Gains and Losses on FVOCI Securities
The following table summarizes unrealized gains and losses on FVOCI securities:

(Canadian $ in millions)				2024				2023
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	$33,892	$303	$(18)	$34,177	$20,579	$14	$(493)	$20,100
Canadian provincial and municipal governments	5,939	82	(25)	5,996	5,281	2	(228)	5,055
U.S. federal government	17,033	100	(168)	16,965	6,245	–	(365)	5,880
U.S. states, municipalities and agencies	5,125	24	(81)	5,068	5,486	5	(190)	5,301
Other governments	5,643	20	(7)	5,656	7,064	13	(108)	6,969
NHA MBS, U.S. agency MBS and CMO	21,570	58	(335)	21,293	16,421	12	(668)	15,765
Corporate debt	4,391	31	(52)	4,370	3,676	3	(90)	3,589
Corporate equity	135	42	–	177	129	31	–	160
Total	$93,728	$660	$(686)	$93,702	$64,881	$80	$(2,142)	$62,819
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows. Related income for trading securities is included under trading-related revenue in Note 18.

(Canadian $ in millions)	2024	2023
FVTPL securities	$161	$66
FVOCI securities	3,874	2,517
Amortized cost securities	3,952	3,510
Total	$7,987	$6,093
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2024	2023
FVTPL securities	$87	$144
FVOCI securities – realized gains (1)	114	36
Impairment on FVOCI and amortized cost securities	(1)	–
Securities gains, other than trading	$200	$180

(1)	Gains are net of (losses) on hedge contracts.
Gains and losses on trading securities are included under trading-related revenue in Note 18.
Interest and dividend income and gains on se
curi
ties held in our Insurance business are recorded in
non-interest
revenue, insurance investment results, in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2024	2023
Interest and dividend income	$515	$454
Gains (losses) from securities designated at FVTPL (1)	1,270	(282)
Realized gains from FVOCI securities	1	–
Total interest and dividend income and gains held in our Insurance business	$1,786	$172

(1)	Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities, as described above under Securities Designated at FVTPL.